Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Dividends to shareholders
Summary of dividends to shareholders

	2021	2020	2019	2021	2020	2019
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2021)	$1.90	$1.90	$1.90	2,490	2,489	2,403
First interim (September 2021)	$0.90	$0.90	$0.90	1,392	1,180	1,180
Total	$2.80	$2.80	$2.80	3,882	3,669	3,583

Reconciliation of dividends paid

	2021	2020	2019
	$m	$m	$m
Dividends charged to equity	3,882	3,669	3,583
Exchange losses on payment of dividend	3	4	5
Hedge contracts relating to payment of dividends (cash flow statement)	(29)	(101)	4
Dividends paid (cash flow statement)	3,856	3,572	3,592